Party-In-Interest Transactions - Additional Information (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
NestEgg
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees associated with services	$ 7
INTRUST
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees associated with services	$ 2